UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.23%
Corporate-Backed Revenue Bonds – 3.60%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$6,999,440
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,327,920
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	7,885,000	6,226,706
		20,554,066
Education Revenue Bonds – 8.59%
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,423,455
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/20	1,060,000	1,246,168
Series A 5.00% 10/1/21	1,340,000	1,579,177
Series A 5.00% 10/1/28	8,900,000	9,620,811
Series A 5.00% 10/1/29 (NATL-RE)	5,665,000	5,969,154
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,259,612
Series 6-J1 5.00% 5/1/36	2,225,000	2,109,990
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,503,925
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,077,830
Series 7-D 5.00% 3/1/30	1,500,000	1,598,925
Series 7-D 5.00% 3/1/40	3,000,000	3,130,620
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,449,357
Series 7-Q 5.00% 10/1/23	350,000	384,366
Series 7-Q 5.00% 10/1/24	475,000	512,801
Series 7-Q 5.00% 10/1/27	200,000	207,436
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,884,960
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,197,550
Series 7-A 5.00% 10/1/39	2,000,000	2,060,040
Series 7-U 4.00% 4/1/27	500,000	506,800
Series 7-U 5.00% 4/1/23	550,000	633,204
University of Minnesota
Series A 4.00% 2/1/37	1,635,000	1,601,025
Series D 5.00% 12/1/27	1,000,000	1,119,740
		49,076,946

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Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 4.91%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/42	1,500,000	$1,526,895
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,122,730
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	753,998
Series A 5.00% 12/1/19	520,000	604,105
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,049,170
Series A 5.00% 10/1/34	4,750,000	4,868,750
Series A 5.125% 10/1/29	3,000,000	3,082,680
Northern Minnesota Municipal Power Agency
Series A 5.00% 1/1/25	125,000	138,459
Series A 5.00% 1/1/26	425,000	465,928
Series A 5.00% 1/1/31	520,000	547,529
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	333,500
Series B 5.00% 12/1/28	275,000	308,110
Series B 5.00% 12/1/31	1,365,000	1,493,146
Series B 5.00% 12/1/33	300,000	324,279
Southern Minnesota Municipal Power Agency Power
Supply Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL-RE)^	5,000,000	3,268,700
Western Minnesota Municipal Power Agency
Series A 5.00% 1/1/27	3,750,000	4,162,988
		28,050,967
Healthcare Revenue Bonds – 38.47%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,081,856
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,528,140
6.20% 7/1/45	2,000,000	2,029,300
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	959,120
Series A 7.00% 11/1/46	1,220,000	1,157,121
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	1,969,038

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Economic Development Authority Health Care
Revenue
(Augustana Home St. Paul Project) Series A
6.00% 1/1/40	2,700,000	$2,613,492
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,505,375
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	627,975
Series A 5.00% 4/1/40	705,000	601,478
Series A 5.00% 4/1/48	315,000	262,052
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	850,000	829,166
6.00% 6/15/39	3,570,000	3,510,345
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,219,625
5.40% 8/1/40	1,000,000	983,270
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	494,555
4.00% 4/1/25	660,000	646,411
4.00% 4/1/31	450,000	403,758
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,924,335
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23	180,000	210,690
Series A 6.625% 11/15/28	3,000,000	3,489,540
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,303,214
Series D 5.00% 11/15/30 (AMBAC)	2,500,000	2,510,825
Series D 5.00% 11/15/34 (AMBAC)	4,750,000	4,751,187
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	973,665
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,445,110
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital)
Series A 5.00% 8/15/30	2,750,000	2,784,650
Series A 5.25% 8/15/35	2,085,000	2,178,867

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Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital)
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	$1,003,690
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,835,232
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,895,433
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,572,650
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,666,253
Un-Refunded Balance
Series A 5.75% 11/15/26 (NATL-RE)	180,000	180,191
Series A 6.375% 11/15/29	15,000	15,055
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,839,390
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	416,571
Series A 5.00% 11/1/32	330,000	304,887
Series A 5.00% 11/1/42	1,250,000	1,102,588
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,477,764
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	2,944,091
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	8,660,000	7,759,187
Series A 4.00% 11/15/30•	750,000	839,385
Series D Remarketing 5.00% 11/15/38	6,405,000	6,629,559
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	328,866
5.00% 7/1/33	650,000	668,681
5.875% 7/1/30	1,850,000	2,001,238
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,202,240
Series A 5.30% 9/1/37	1,200,000	1,044,804
Series A 6.375% 9/1/42	2,435,000	2,486,305
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home 5.125% 1/1/39	1,350,000	1,169,519

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	$2,011,360
5.25% 9/1/34	7,000,000	7,008,400
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,469,460
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,058,400
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,276,780
Series A 5.00% 5/1/25	1,035,000	1,068,089
Series A 5.125% 5/1/30	9,350,000	9,891,459
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	17,676,407
Series C 5.50% 7/1/23	3,000,000	3,235,080
Series C 5.625% 7/1/26	1,925,000	2,055,727
Series C 5.75% 7/1/30	5,035,000	5,294,151
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,497,806
Series A-1 5.25% 11/15/29	5,605,000	5,892,817
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	7,989,270
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Health East Project)
6.00% 11/15/35	10,340,000	10,498,822
6.00% 11/15/30	4,000,000	4,075,600
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,100,830
(Senior-Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,598,172
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	477,815
Series A 5.375% 5/1/43	500,000	457,840
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	987,670

NQ-301 [11/13] 1/14 (11874)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	$1,360,515
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,022,270
Series A 5.75% 11/1/39	2,365,000	2,321,129
Series A 6.00% 5/1/47	3,685,000	3,699,372
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	844,288
4.65% 7/1/26	540,000	533,903
		219,781,171
Housing Revenue Bonds – 5.95%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	700,000	700,504
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,910,000	7,959,596
(Trinity Apartments ) Series A 6.75% 5/1/21 (HUD)	1,170,000	1,171,228
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT)•	2,035,000	1,974,886
Series I 4.85% 7/1/38 (AMT)	1,505,000	1,492,117
Series I 5.15% 7/1/38 (AMT)	4,505,000	4,517,163
Series L 5.10% 7/1/38 (AMT)	8,650,000	9,092,274
Series M 4.875% 7/1/37 (AMT)	4,315,000	4,246,478
Minnesota Housing Finance Agency Homeownership
Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA)/(FNMA) (FHLMC)	2,240,000	2,354,867
Willmar Housing & Redevelopment Authority Multifamily
Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	485,000	485,500
		33,994,613
Lease Revenue Bonds – 3.24%
Minnesota General Fund Revenue Appropriations
Series B 4.00% 3/1/26	6,595,000	6,880,102
Series B 5.00% 3/1/27	840,000	932,392
Series B 5.00% 3/1/28	2,500,000	2,753,225
Series B 5.00% 3/1/29	3,475,000	3,798,835

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) Series A 5.00% 8/1/35	3,960,000	$4,160,336
		18,524,890
Local General Obligation Bonds - 10.08%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	565,305
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/22	3,755,000	4,037,714
Series A 4.00% 2/1/23	5,990,000	6,346,764
Farmington Independent School District No. 192
(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,101,192
Mahtomedi Independent School District No. 832
Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)^	1,540,000	1,539,569
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,254,120
Series C 5.00% 3/1/28	5,000,000	5,504,400
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,080,880
Sartell - St. Stephen Independent School District No. 748
Capital Appreciation
Series B 6.05% 2/1/15 (NATL-RE)^	1,075,000	1,066,346
Series B 6.10% 2/1/16 (NATL-RE)^	1,750,000	1,713,845
Shakopee Independent School District No. 720
(School Building)
4.00% 2/1/26	1,600,000	1,684,368
Crossover 5.00% 2/1/21	1,000,000	1,178,490
South Washington County Independent School
District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,718,675
Series A 4.75% 2/1/26	3,600,000	3,836,448
Series A 4.75% 2/1/27	2,300,000	2,417,714
St. Paul Independent School District No. 625
(School Building)
Series B 5.00% 2/1/20	1,140,000	1,345,029
Series B 5.00% 2/1/23	1,660,000	1,962,601
Series B 5.00% 2/1/26	2,355,000	2,685,995
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,044,000
5.125% 12/1/24	1,000,000	1,015,920

NQ-301 [11/13] 1/14 (11874)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Willmar City
(Rice Memorial Hospital Project) Series A 5.00% 2/1/25	2,210,000	$2,478,316
		57,577,691
Pre-Refunded/Escrowed to Maturity Bonds – 11.10%§
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	479,735
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,970,090
(Bloomington Mortgage)
Series B 8.375% 9/1/21 (GNMA) (FHA) (AMT)	14,115,000	19,334,021
Prior Lake-Savage Independent School District No. 719
(School Building) Series B 5.00% 2/1/19-15 (AGM)	3,145,000	3,320,994
Southern Minnesota Municipal Power Agency Power
Supply Revenue
Series A 5.75% 1/1/18	3,420,000	3,600,508
Series A 5.75% 1/1/18 (AMBAC) (TCRS)	590,000	621,140
Series A 5.75% 1/1/18 (NATL-RE) (IBC)	910,000	958,030
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	7,000,000	7,210,700
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	15,072,500
Western Minnesota Municipal Power Agency Supply
Revenue
Series A 9.75% 1/1/16 (NATL-RE)	715,000	823,623
		63,391,341
Special Tax Revenue Bonds – 3.28%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,407,251
Series B 5.00% 12/15/20	1,000,000	1,144,970
Series B 5.00% 12/15/24	1,150,000	1,311,218
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,247,230
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	938,400
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,294,925
5.00% 6/1/25	2,000,000	2,240,160

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing
First Subordinate
Series A 5.50% 8/1/42	2,500,000	$1,901,975
Series A 6.00% 8/1/42	2,770,000	2,236,221
		18,722,350
State General Obligation Bonds – 3.13%
Minnesota
Series A 5.00% 10/1/24	4,625,000	5,349,182
Series A 5.00% 10/1/27	5,280,000	5,941,901
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,549,850
(Various Purposes) Series A 4.00% 8/1/27	1,000,000	1,040,630
		17,881,563
Transportation Revenue Bonds – 2.95%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,333,612
Subordinate Series B 5.00% 1/1/26	575,000	634,432
Subordinate Series B 5.00% 1/1/27	1,160,000	1,260,328
Subordinate Series B 5.00% 1/1/28	2,750,000	2,961,997
Subordinate Series B 5.00% 1/1/29	120,000	128,219
Subordinate Series B 5.00% 1/1/30	1,675,000	1,779,017
Subordinate Series B 5.00% 1/1/31	750,000	792,345
St. Paul Housing & Redevelopment Authority Parking
Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	1,973,074
Series A 5.00% 8/1/35	1,145,000	1,170,522
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,534,470
St. Paul Port Authority Revenue
(Amherst H Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,289,408
		16,857,424
Water & Sewer Revenue Bonds – 2.93%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,473,872
Series B 5.00% 9/1/22	2,125,000	2,547,110
Series B 5.00% 9/1/25	3,245,000	3,742,199
Series E 5.00% 9/1/22	2,745,000	3,304,651
Series E 5.00% 9/1/23	2,000,000	2,360,440
Series E 5.00% 9/1/24	2,000,000	2,333,240
		16,761,512
Total Municipal Bonds (cost $547,771,336)		561,174,534

NQ-301 [11/13] 1/14 (11874)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Number of Shares	Value (U.S. $)
Short-Term Investment – 0.08%
Money Market Instrument – 0.08%
Minnesota Municipal Cash Trust	428,441	$428,441
Total Short-Term Investment (cost $428,441)		428,441

Total Value of Securities – 98.31%
(cost $548,199,777)		561,602,975

Receivables and Other Assets Net of Liabilities – 1.69%		9,677,865
Net Assets – 100.00%		$571,280,840

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts

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Notes
Delaware Tax-Free Minnesota Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

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Notes
Delaware Tax-Free Minnesota Fund

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$548,357,903
Aggregate unrealized appreciation	$24,236,762
Aggregate unrealized depreciation	(10,991,690)
Net unrealized appreciation	$13,245,072

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Total
Municipal Bonds	$—	$561,174,534	$561,174,534
Short-Term Investments	428,441	—	428,441

Total	$428,441	$561,174,534	$561,602,975

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 12.54% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

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Notes
Delaware Tax-Free Minnesota Fund

3. Geographic, Credit, and Market Risk (continued)

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: